Offerings	Jun. 03, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	2.750% Notes due 2029
Amount Registered | shares	569,550,000
Maximum Aggregate Offering Price	$ 566,599,731.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 86,746.42
Offering Note	Calculated in accordance with Rule 457(r) under the Securities Act of 1933, as amended, based upon a euro/dollar exchange rate of EURO 1/U.S.$1.1391, as reported by Bloomberg on June 3, 2025. This "Calculation of Filing Fee Table" shall be deemed to update the "Calculation of Registration Fee" in the Company's Registration Statement on Form S-3 (File No. 333-269690) in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	3.250% Notes due 2032
Amount Registered | shares	569,550,000
Maximum Aggregate Offering Price	$ 564,304,444.50
Fee Rate	0.01531%
Amount of Registration Fee	$ 86,395.01
Offering Note	Please see Footnote 1.